Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity
16.	SHAREHOLDERS’ EQUITY

Ordinary Shares

Upon completion of the Company’s initial public offering (“IPO”) in August 2005, 16,648,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 870,400,000 ordinary shares at a par value of US$0.00005 per share, of which 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 1,332, 40,000 and 225,079 Class B ordinary shares transferred to Class A ordinary shares in the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, there were 27,492,452 and 7,537,921 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2012 and 2013, there were no preferred shares issued and outstanding.

Retained Earnings

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s PRC subsidiaries is required to allocate at least 10% of its after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of the Company’s VIEs.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	277,812	321,206	53,059
Unreserved retained earnings	23,760,407	34,204,180	5,650,128

Total retained earnings	24,038,219	34,525,386	5,703,187

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB2.80 billion and RMB3.72 billion (US$0.61 billion) as of December 31, 2012 and 2013, respectively.

Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component, net of tax, are as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for-sale investments	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2012	(89,714)	11,436	(78,278)

Other comprehensive income before reclassification	190,322	730,504	920,826
Amounts reclassified from accumulated other comprehensive income	—	(62,132)	(62,132)

Net current-period other comprehensive income	190,322	668,372	858,694
Other comprehensive loss attribute to noncontrolling interests	62,680	—	62,680

Balance at December 31, 2013	163,288	679,808	843,096

Balance at December 31, 2013, in US$	26,973	112,296	139,270

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale investments upon their sales, which were then recorded in “Other income, net” in the consolidated statements of comprehensive income. The changes in accumulated other comprehensive income (loss) by component for the year ended December 31, 2012 were insignificant.

The following table sets forth the tax effect allocated to each component of other comprehensive income for the year ended December 31, 2013:

	Tax effect
	RMB	US$
	(In thousands)
Unrealized gains on available-for-sale investments
Unrealized holding gains during the year	(1,157)	(191)
Reclassified for gains realized	—	—

Net unrealized gains	(1,157)	(191)
Foreign currency translation adjustment	—	—

Other comprehensive income (loss)	(1,157)	(191)